FocusShares Trust
(the “Trust”)
Supplement dated March 19, 2008
to the Statement of Additional Information dated November 28, 2007
(the “SAI)
FocusShares ISE Homebuilders Index Fund
FocusShares ISE SINdex Fund
FocusShares ISE-CCM Homeland Security Index Fund
FocusShares ISE-Revere Wal-Mart Supplier Index Fund
     At the March 12, 2008 Meeting of the Board of Trustees of the Trust (the “Board”), the Board accepted the resignation of Robert Steele as Trustee and Chairman of the Board, appointed Michael Voskian as Chairman of the Board and Karl-Otto Hartmann as a Trustee and Chairman of the Audit Committee and elected Erik Liik as Vice President of the Trust. Additionally, Northern Trust Investments, N.A., the sub-advisor to each of the Funds, appointed Shaun Murphy to replace Brent Reeder as portfolio manager of the Funds. Therefore, effective March 12, 2008, the SAI is hereby supplemented as follows:
     1. On pages 17-18, the chart under the heading “Board of Trustees of the Trust — Trustees and Officers of the Trust” is removed and the following is added:

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address(1)	Position(s)	Length of Time	During Past Five	Complex	Other Directorships
and Year of Birth	Held with Funds	Served(2)	Years	Overseen (3)	Held by Trustee
Independent Trustees
Karl-Otto Hartmann, 1955	Trustee and Audit Committee Chairman	Since 3/08	Vice President of Operations, East Hill Management Company LLC (10/07 to present); CEO, IntelliMagic LLC (12/05 to present); Director, Senior VP and General Counsel, JP Morgan Investor Services Co. (1/96 to 11/05)	4	Director, The Thirty-Eight Hundred Fund, LLC (2/08 to present)

Gregory Maroukian, 1959	Trustee	Since 9/07	President and Founder, Precision Escalator, Inc. (elevator and escalator manufacturing)	4	None

Interested Trustee(4)
Michael J. Voskian, 1963	Trustee, President, Principal Executive Officer and Chairman	Since 7/07 Since 3/08	Chief Operating Officer, FocusShares, LLC (3/07 to present); Periodontist, Michael J. Voskian, DMD (9/00 to present); President, Voskian Capital Management (9/00 to present)	4	None

			Principal	Number of
		Term of Office and	Occupation(s)	Portfolios in Fund
Name, Address(1)	Position(s)	Length of Time	During Past Five	Complex	Other Directorships
and Year of Birth	Held with Funds	Served(2)	Years	Overseen(3)	Held by Trustee
Other Officers
Simon D. Collier, 1961	Chief Financial Officer, Treasurer and Principal Financial Officer	Since 9/07	President, Foreside Financial Group (4/05 to present); President, Foreside Services, Inc. (a staffing services firm) (12/06 to present); President, Foreside Compliance Services, LLC (10/05 to present); President, Foreside Management Services, LLC (12/06 to present); Chief Operating Officer and Managing Director, Global Fund Services, Citigroup (2003-2005); Managing Director, Global Securities Services for Investors, Citibank, N.A. (1999-2003).	N/A	N/A

Erik Liik, 1958	Secretary and Vice President	Since 9/07 Since 3/08	President and Chief Executive Officer, FocusShares, LLC (3/07 to present); Managing Director, American Stock Exchange (1/01 to 7/06)	N/A	N/A

David M. Whitaker, 1971	Chief Compliance Officer	Since 9/07	Counsel, Foreside Financial Group, (9/07 to present); Managing Member, Beacon Fund Services, LLC (a financial services consulting firm) (4/07 to present); Vice President and Product Manager, Citigroup Fund Services, LLC (4/04 to 4/07); Counsel, PFPC, Inc.(a fund services company) (1999-2004)	N/A	N/A

[1]	The address for each Trustee and officer is 210 Summit Avenue, Suite C-11, Montvale, N.J. 07645.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the FocusShares ISE Homebuilders Index Fund, FocusShares ISE SINdex Fund, FocusShares ISE-CCM Homeland Security Index Fund and FocusShares ISE-Revere Wal-Mart Supplier Index Fund.

[4]	Mr. Voskian is an “interested trustee” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
     2. On page 18, the second paragraph under the heading “Board of Trustees of the Trust — Trustees and Officers of the Trust,” is replaced with the following:
     The Board has an Audit Committee, consisting of two Independent Trustees. Messrs. Hartmann and Maroukian currently serve as members of the Audit Committee and Mr. Hartmann has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Exchange Act. Mr. Hartmann is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Audit Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers, (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof, (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee is scheduled to meet two times during the fiscal year ended September 30, 2008.
     3. On page 18, Robert Steele is removed from the table with the heading “Board of Trustees of the Trust — Trustees and Officers of the Trust,” and the following is added:

Aggregate Dollar Range
of Equity Securities
in all Registered
Investment Companies
	Dollar Range of Equity	Overseen By Trustee in
	Securities in	Family of Investment
	FocusShares Trust (As	Companies (As of
Name Of Trustee	of December 31, 2007)	December 31, 2007)
Karl-Otto Hartmann	None	None
     4. On page 19, the table under the heading “Board of Trustees of the Trust — Compensation Table” is removed and the following is added:
Compensation Table

					Total
					Compensation
			Pension or	Estimated	From the Trust
	Aggregate	Deferred	Retirement	Annual	and the Fund
	Compensation	Compensation	Benefits Accrued	Benefits	Complex(1)
	From the	From the	as Part of the	Upon	Paid to
Name of Trustee	Trust	Trust	Trust’s Expenses	Retirement	Trustee
Karl-Otto Hartman	$10,500	N/A	N/A	N/A	$10,500
Gregory Maroukian	$13,250	N/A	N/A	N/A	$13,250
Michael Voskian	None	N/A	N/A	N/A	None
Robert M. Steele*	$11,500	N/A	N/A	N/A	$11,500

*	Mr. Steele resigned from the Board of Trustees of the Trust and the Audit Committee of the Trust and was replaced on both by Mr. Hartman. Mr. Steele’s compensation reflects compensation earned by Mr. Steele in his capacity as Trustee from September 12, 2007 to March 12, 2008.

     5. On page 23, the section under the heading “Portfolio Managers — Other Accounts Managed,” is replaced with the following:
     Other Accounts Managed. The following tables provide additional information about other portfolios or accounts managed by the Fund’s Portfolio Manager primarily responsible for the day-to-day management of the Fund, as of December 31, 2007.
     Total number of other accounts managed by the Portfolio Manager within each category below and the total assets in the accounts managed within each category below.

Portfolio	Registered		Other Pooled
Manager	Investment Companies		Investment Vehicles		Other Accounts
		Total Assets		Total Assets		Total Assets
	Number of Accounts	($mm)	Number of Accounts	($mm)	Number of Accounts	($mm)
Shaun Murphy	10	$4,437	16	$15,884	23	$31,291
     For other accounts managed by the Portfolio Manager within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered		Other Pooled
Portfolio Manager	Investment Companies		Investment Vehicles		Other Accounts
		Total Assets		Total Assets		Total Assets
	Number of Accounts	($mm)	Number of Accounts	($mm)	Number of Accounts	($mm)
Shaun Murphy	0	N/A	0	N/A	0	N/A

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